Summary of Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Significant Accounting Policies
Schedule of basic and diluted net income (loss) per common share

	For the nine months ended		For the three months ended
	September 30, 2021		September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income (loss) per share
Numerator:
Allocation of net income (loss)	$5,699,378	$1,424,844	$(32,417)	$(8,104)

Denominator
Weighted-average shares outstanding	27,549,451	8,381,868	34,500,000	8,625,000
Basic and diluted net income (loss) per share	$0.20	$0.20	$(0.00)	$(0.00)